REVENUE FROM CONTRACTS WITH CUSTOMERS - Schedule of Information About Receivables, Contract Assets, and Contract Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Revenue from Contract with Customer [Abstract]
Trade accounts receivable from contracts with customers, net	$ 10,209	$ 1,505
Contract assets, current	10,102	1,958
Contract liabilities, current	(1,585)	(115)
Expected credit loss relating to trade accounts receivables from contracts with customers	300	100
Fees received	$ 0	$ 0